CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2021

Shares		Market Value

	Real Estate Securities*- 129.4%

	Common Stock - 115.8%

	Australia - 5.0%

2,563,992	Dexus	$19,040,429
665,063	Goodman Group	9,178,600
2,477,595	Ingenia Communities Group	9,548,525
9,266,266	Vicinity Centres	11,680,413

		49,447,967

	Belgium - 1.7%

147,379	Shurgard Self Storage SA	6,729,382
296,029	Warehouses De Pauw CVA	9,804,462

		16,533,844

	Canada - 2.2%

261,232	Boardwalk Real Estate Investment Trust	7,546,910
151,916	Canadian Apartment Properties REIT	6,510,081
669,200	H&R Real Estate Investment Trust	7,592,626

		21,649,617

	Finland - 1.1%
558,772	Kojamo OYJ	10,954,163

	Germany - 7.4%

293,937	ADLER Group SA (a)	8,070,039
604,777	alstria office REIT-AG	9,794,742
157,643	Grand City Properties SA	3,957,532
152,405	LEG Immobilien SE	20,090,269
482,755	Vonovia SE	31,603,160

		73,515,742

	Hong Kong - 7.7%

2,290,000	CK Asset Holdings Ltd.	13,902,977
2,586,070	Link REIT	23,550,702
6,814,000	Sino Land Co. Ltd.	9,483,305
1,259,000	Sun Hung Kai Properties Ltd.	19,076,616
3,133,600	Swire Properties Ltd.	9,693,687

		75,707,287

	Ireland - 0.8%

5,817,833	Hibernia REIT PLC	7,548,816

	Japan - 10.7%

8,213	AEON REIT Investment Corp.	11,074,543
2,147	Kenedix Office Investment Corp.	15,291,303
4,112	Kenedix Residential Next Investment Corp.	8,037,937
10,695	LaSalle Logiport REIT	16,240,914
551,500	Mitsui Fudosan Co., Ltd.	12,544,753
730	Nippon Building Fund, Inc.	4,300,724
422,600	Nomura Real Estate Holdings, Inc.	10,192,118
10,959	Orix JREIT, Inc.	19,081,553
1,567,200	Tokyu Fudosan Holdings Corp.	9,289,737

		106,053,582

Shares		Market Value

	Mexico - 1.5%

6,890,088	Prologis Property Mexico SA de CV	$14,884,382

	Singapore - 5.8%

9,381,444	CapitaLand China Trust	9,565,777
6,879,700	CapitaLand Integrated Commercial Trust	11,111,156
9,156,300	CapitaLand Ltd.	25,623,465
663,000	City Developments Ltd.	3,937,734
8,338,000	Keppel REIT	7,570,974

		57,809,106

	Sweden - 1.4%

606,823	Castellum AB	13,408,684

	United Kingdom - 4.6%

601,780	Big Yellow Group PLC	9,257,579
2,174,586	Grainger PLC	8,004,740
1,816,934	Segro PLC	23,503,988
3,140,193	Target Healthcare REIT PLC	4,913,084

		45,679,391

	United States - 65.9%

111,194	Alexandria Real Estate Equities, Inc.	18,269,174
309,885	American Tower Corp.	74,081,108
490,055	Apartment Income REIT Corp.	20,954,752
1,011,770	Brixmor Property Group, Inc.	20,468,107
225,099	Camden Property Trust	24,740,631
342,458	Crown Castle International Corp. (b)	58,947,296
695,662	CubeSmart	26,316,893
134,104	CyrusOne, Inc.	9,081,523
1,021,997	Duke Realty Corp.	42,852,334
219,553	Extra Space Storage, Inc.	29,101,750
615,723	Healthcare Trust of America, Inc., Class A	16,981,640
290,925	Highwoods Properties, Inc.	12,492,319
161,029	Hilton Worldwide Holdings, Inc. (a)(b)	19,471,627
549,376	Hudson Pacific Properties, Inc.	14,904,571
374,123	Invitation Homes, Inc.	11,968,195
341,841	Life Storage, Inc. (b)	29,381,234
676,971	MGM Growth Properties LLC, Class A	22,082,794
119,400	Mid-America Apartment Communities, Inc.	17,236,584
696,892	Piedmont Office Realty Trust, Inc., Class A	12,105,014
539,944	Prologis, Inc.	57,234,064
492,606	Simon Property Group, Inc. (b)	56,043,785
303,755	STORE Capital Corp.	10,175,793
285,785	Ventas, Inc.	15,243,772
812,218	VEREIT, Inc.	31,367,859

		651,502,819

	Total Common Stock
	(cost $1,003,028,802)	1,144,695,400

See previously submitted notes to financial statements for the annual period ended December 31, 2020.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2021

Shares		Market Value

	Preferred Stock - 13.6%

	United States - 13.6%

525,265	American Homes 4 Rent, Series D, 6.500%	$13,294,457
500,302	Digital Realty Trust, Inc., Series C, 6.625%	12,682,656
245,403	Digital Realty Trust, Inc., Series J, 5.250%	6,508,087
301,100	Digital Realty Trust, Inc., Series L, 5.200%	8,024,315
282,200	Federal Realty Investment Trust, Series C, 5.000%	7,447,258
405,900	National Storage Affiliates Trust, Series A, 6.000%	10,723,878
600,000	Pebblebrook Hotel Trust, Series D, 6.375%	14,790,000
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	9,449,152
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	13,142,287
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,692,693
225,000	Summit Hotel Properties, Inc., Series D, 6.450%	5,679,000
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	7,047,741
475,700	Sunstone Hotel Investors, Inc., Series E, 6.950%	12,035,210
379,377	Sunstone Hotel Investors, Inc., Series F, 6.450%	9,598,238

	Total Preferred Stock
	(cost $131,977,732)	134,114,972

	Total Investments - 129.4%
	(cost $1,135,006,534)	1,278,810,372

	Liabilities in Excess of Other Assets - (29.4)%	(290,890,699)

	Net Assets - 100.0%	$987,919,673

Number of Contracts		Notional Amount	Market Value

	Written Call Options - (0.1)%

	United States - (0.1)%

(1,700)	Crown Castle International Corp. Expires 4/16/2021 Strike Price $175.00	170,000	$(323,000)
(800)	Hilton Worldwide Holdings, Inc. Expires 4/16/2021 Strike Price $130.00	80,000	(52,000)
(1,700)	Life Storage, Inc. Expires 4/16/2021 Strike Price $90.00	170,000	(46,750)
(2,400)	Simon Property Group, Inc. Expires 4/16/2021 Strike Price $130.00	240,000	(108,000)

	Total Written Call Options (Premiums Received $645,263)		$(529,750)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.
(b)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of March 31, 2021 is $80,852,000.

See previously submitted notes to financial statements for the annual period ended December 31, 2020.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2021

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2021.

Assets	Level 1	Level 2	Level 3	Total

Investments in Real Estate Securities

Common Stock
Australia	$49,447,967	$–	$–	$49,447,967
Belgium	16,533,844	–	–	16,533,844
Canada	21,649,617	–	–	21,649,617
Finland	10,954,163	–	–	10,954,163
Germany	73,515,742	–	–	73,515,742
Hong Kong	75,707,287	–	–	75,707,287
Ireland	7,548,816	–	–	7,548,816
Japan	106,053,582	–	–	106,053,582
Mexico	14,884,382	–	–	14,884,382
Singapore	57,809,106	–	–	57,809,106
Sweden	13,408,684	–	–	13,408,684
United Kingdom	45,679,391	–	–	45,679,391
United States	651,502,819	–	–	651,502,819

Total Common Stock	1,144,695,400	–	–	1,144,695,400

Preferred Stock
United States	134,114,972	–	–	134,114,972

Total Investment in Real Estate Securities	$1,278,810,372	$–	$–	$1,278,810,372

Liabilities

Other Financial Instruments
Written Call Options	$(483,000)	$(46,750)	$–	$(529,750)

Total Liabilities	$(483,000)	$(46,750)	$–	$(529,750)

See previously submitted notes to financial statements for the annual period ended December 31, 2020.